Submission	Mar. 03, 2026
Submission [Line Items]
Central Index Key	0001988894
Registrant Name	Amer Sports, Inc.
Registration File Number	333-285651
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A